OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

Years Ending December 31,
2013	$1,528
2014	1,504
2015	1,388
2016	999
2017	679

$6,098